Document and Entity Information	Jun. 30, 2016
Prospectus [Line Items]
Document Type	497
Document Period End Date	Feb. 29, 2016
Registrant Name	GMO TRUST
Central Index Key	0000772129
Amendment Flag	false
Document Creation Date	Dec. 27, 2016
Document Effective Date	Dec. 27, 2016
Prospectus Date	Jun. 30, 2016
GMO Debt Opportunities Fund | Class III
Prospectus [Line Items]
Trading Symbol	N/A
GMO Debt Opportunities Fund | Class VI
Prospectus [Line Items]
Trading Symbol	GMODX
GMO Emerging Markets Fund | Class I
Prospectus [Line Items]
Trading Symbol	N/A
GMO Emerging Markets Fund | Class II
Prospectus [Line Items]
Trading Symbol	GMEMX
GMO Emerging Markets Fund | Class III
Prospectus [Line Items]
Trading Symbol	GMOEX
GMO Emerging Markets Fund | Class IV
Prospectus [Line Items]
Trading Symbol	GMEFX
GMO Emerging Markets Fund | Class V
Prospectus [Line Items]
Trading Symbol	GEMVX
GMO Emerging Markets Fund | Class VI
Prospectus [Line Items]
Trading Symbol	GEMMX